S000061338 [Member] Annual Total Returns		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Columbia Overseas Core Fund | Class A
Prospectus [Line Items]
Annual Return [Percent]	[1]	37.79%	3.30%	15.23%	(15.19%)	9.34%	8.41%	25.03%

[1]	Year to Date return as of March 31, 2026: 1.12%